Prepayments and Oher Receivables, Net - Schedule of Prepayments and Other Receivables, Net (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Impairment Loss On Deferred Costs	¥ 70,406